/Securities and Exchange Commission
Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending  April 30, 2000

MFS Government Markets Income Trust

Date         Identification   Shares RepurchasRepurchase       NAV     Broker
             of Security                      Price
4/7/00       Shares of        20,000          6.0625           7.04    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
4/10/00      Shares of        6,000           6.0625           7.07    Merrill
             Beneficial                                                Lynch
             Interest

4/10/00      Shares of        53,500          6.125            7.07    Merrill
             Beneficial                                                Lynch
             Interest

4/13/00      Shares of        20,000          6.0625           6.97    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
4/13/00      Shares of        20,000          6.0625           6.97    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
4/17/00      Shares of        20,000          6.0625           6.94    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
4/18/00      Shares of        20,000          6.0625           6.94    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
4/18/00      Shares of        20,000          6.0625           6.94    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
4/19/00      Shares of        20,000          6.0625           6.95    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
4/20/00      Shares of        8,500           6.0625           6.95    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
4/24/00      Shares of        100,000         6.125            6.95    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
4/26/00      Shares of        225,000         6.125            6.90    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
4/28/00      Shares of        100,000         6.125            6.87    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney




Total Shares Repurchased:  633,000
Remarks: None.

MFS Government Markets Income Trust

by:  W. Thomas London

                                W. Thomas London

         Treasurer